Unrecognized contractual commitments (telecom activities) - Purchase commitments (Details) € in Millions	Dec. 31, 2022 EUR (€)
Purchase Commitment, Handsets [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 2,573
Purchase Commitment Co-financed and Leased Lines [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	652
Purchase Commitment, Transmission Capacity [Member ]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,621
Purchase Commitment, Satellite Transmission Capacity [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	364
Purchase commitment, agreement on use of FTTH network [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	849
Purchase Commitment, Other Goods And Services [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	5,036
Purchase Commitment, TowerCos Site Management [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	321
Purchase Commitment, Network Maintenance [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	218
Purchase Commitment, Submarine Cable Maintenance [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	234
Purchase Commitment, Broadcasting Rights [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	486
Purchase commitment, energy purchase commitments [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,289
Purchase commitment, Built-to-suit agreement commitments [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	466
Purchase commitment, commitments to partners in the field of sports [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 179